Schedule of Investments (unaudited)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 98.5%
iShares iBoxx $Investment Grade Corporate Bond ETF(a)(b)	3,389,181	$459,572,944
Total Investment Companies — 98.5%
(Cost: $448,078,028)		459,572,944

Short-Term Investments

Money Market Funds — 32.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.14%(a)(c)(d)	147,056,573	147,144,807
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	5,520,000	5,520,000
		152,664,807
Total Short-Term Investments — 32.7%
(Cost: $152,664,807)		152,664,807
Total Investments in Securities — 131.2%
(Cost: $600,742,835)		612,237,751
Other Assets, Less Liabilities — (31.2)%		(145,614,376)
Net Assets — 100.0%		$466,623,375

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period-end.

(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$173,299,904	$—	$(26,150,996	)(a)	$(21,419)	$17,318	$147,144,807	147,056,573	$34,723	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,240,000	—	(5,720,000	)(a)	—	—	5,520,000	5,520,000	2,209		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	445,044,213	17,545,184	(9,322,829)		1,076,245	5,230,131	459,572,944	3,389,181	2,790,740		—
					$1,054,826	$5,247,449	$612,237,751		$2,827,672		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
1.17%	Semi-annual	0.20%	Quarterly	N/A	12/08/21	$(41,731)	$(356,568)	$(250,587)	$(105,981)
0.23	Semi-annual	0.20	Quarterly	N/A	10/19/22	(57,770)	(51,511)	1,648	(53,159)
2.38	Semi-annual	0.20	Quarterly	N/A	01/12/23	(14,338)	(614,815)	(439,396)	(175,419)
2.46	Semi-annual	0.20	Quarterly	N/A	01/13/25	(52,048)	(4,257,170)	(2,762,718)	(1,494,452)
0.35	Semi-annual	0.20	Quarterly	N/A	09/22/25	(36,500)	251,209	24,433	226,776

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged Corporate Bond ETF
January 31, 2021

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate(a)	Frequency
0.40%	Semi-annual	0.20%	Quarterly	N/A	10/20/25	$(32,500)	$164,133	$476	$163,657
0.49	Semi-annual	0.20	Quarterly	N/A	09/22/27	(55,150)	1,082,026	208,605	873,421
3.25	Semi-annual	0.20	Quarterly	N/A	10/18/28	(24,960)	(4,399,978)	(4,653,947)	253,969
0.77	Semi-annual	0.20	Quarterly	N/A	04/01/30	(18,514)	491,597	(149,687)	641,284
0.71	Semi-annual	0.20	Quarterly	N/A	08/19/30	(18,090)	660,836	56,754	604,082
0.78	Semi-annual	0.20	Quarterly	N/A	10/21/30	(30,200)	978,113	539	977,574
0.91	Semi-annual	0.20	Quarterly	N/A	09/25/35	(26,000)	1,795,124	137,962	1,657,162
2.34	Semi-annual	0.20	Quarterly	N/A	12/08/36	(14,076)	(1,831,945)	(2,685,748)	853,803
1.11	Semi-annual	0.20	Quarterly	N/A	10/19/40	(31,200)	2,421,830	314,439	2,107,391
0.86	Semi-annual	0.20	Quarterly	N/A	03/30/45	(27,147)	4,190,124	1,224,907	2,965,217
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(500)	47,510	11	47,499
1.16	Semi-annual	0.20	Quarterly	N/A	10/19/45	(8,200)	773,013	470,705	302,308
1.06	Semi-annual	0.20	Quarterly	N/A	09/19/50	(29,415)	4,129,138	490,031	3,639,107
1.18	Semi-annual	0.20	Quarterly	N/A	10/19/50	(7,400)	812,230	190	812,040
							$6,284,896	$(8,011,383)	$14,296,279
(a)	Represents 3-month LIBOR. Rate shown is the rate in effect as of period-end.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$459,572,944	$—	$—	$459,572,944
Money Market Funds	152,664,807	—	—	152,664,807
	$612,237,751	$—	$—	$612,237,751
Derivative financial instruments(a)
Assets
Swaps	$—	$16,125,290	$—	$16,125,290
Liabilities
Swaps	—	(1,829,011)	—	(1,829,011)
	$—	$14,296,279	$—	$14,296,279

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2